Inventory, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Inventory, Net.
Schedule of inventory, net (all finished goods)

Inventory, Net (all finished goods) consists of the following at:

($ in thousands)	March 31, 2023	June 30, 2022
Inventory	$173,029	$255,236
Less: Reserves	(9,972)	(5,797)
Inventory, Net	$163,057	$249,439

($ in thousands)	June 30, 2022	June 30, 2021
Inventory	$255,236	$145,740
Less: Reserves	(5,797)	(4,079)
Inventory, Net	$249,439	$141,661